Selling and marketing expenses	12 Months Ended
Dec. 31, 2021
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Selling and marketing expenses
2 3 .	Selling and marketing expenses

	For the year ended 31 December
In USD	2021	2020	2019
Growth marketing expenses	(7,948,629)	(2,418,005)	(3,908,499)
Staff costs (Note 24)	(3,385,887)	(1,297,236)	(527,210)
Offline marketing expenses	(2,217,968)	(928,431)	(3,542,096)
Referrals	(162,754)	(83,743)	(45,460)
Stamp taxes on marketing activities	—	—	(324,379)

	(13,715,238)	(4,727,415)	(8,347,644)